Fair Value Measurement (Details)		6 Months Ended		12 Months Ended
	May 15, 2024	Jun. 30, 2026 USD ($) shares oz MT	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024	Sep. 03, 2025 shares
Fair Value Measurement [Line Items]
Accretion expense | $		$ 1,103,000		$ 1,910,000
Fair value of warrants (in Dollars) | $		$ (3,738,650)
Public Warrants Level One [Member]
Fair Value Measurement [Line Items]
Public warrants issued (in Shares) | shares		11,500,000
Average gold price (in Ounces) | oz		2,006
Gold production over life of mine mesaurement (in Ounces) | oz		3,885.4
Ore Processed Measurement (in Millions of US Tons) | MT		76.7
Royalty liabilities, discount rate		17.00%
Warrant [Member]
Fair Value Measurement [Line Items]
Number of warrants issued (in Shares) | shares						150,709
Warrant [Member] | August Note SPA [Member]
Fair Value Measurement [Line Items]
Number of warrants issued (in Shares) | shares		215,299
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement [Line Items]
Average gold price (in Ounces) | oz		2,006
Gold production over life of mine mesaurement (in Ounces) | oz		3,885,400
Ore Processed Measurement (in Millions of US Tons) | MT		76.7
Royalty liabilities, discount rate		10.00%
Purchase Agreement [Member]
Fair Value Measurement [Line Items]
Accretion expense | $		$ 1,103,000	$ 871,000
BGL [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement [Line Items]
Remaining term				18 years 8 months 12 days
Discount rate				13.00%
Inflation rate				4.86%
Market risk premium rate				5.00%
BGL [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement [Line Items]
Remaining term	18 years 3 months 18 days
Discount rate	12.50%
Inflation rate	4.65%
Market risk premium rate	5.50%
BGL [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement [Line Items]
Remaining term					18 years 8 months 12 days
Discount rate					11.00%
Inflation rate					4.91%
Market risk premium rate					5.00%
Minimum [Member] | Volatility [Member]
Fair Value Measurement [Line Items]
Warrants, measurement inputs		60
Minimum [Member] | Rsk-free inierest Rate [Member]
Fair Value Measurement [Line Items]
Warrants, measurement inputs		3.6
Maximum [Member] | Volatility [Member]
Fair Value Measurement [Line Items]
Warrants, measurement inputs		65
Maximum [Member] | Rsk-free inierest Rate [Member]
Fair Value Measurement [Line Items]
Warrants, measurement inputs		3.7
Monte Carlo Pricing Model [Member]
Fair Value Measurement [Line Items]
Fair value of warrants (in Dollars) | $		$ 799,888